Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 214,410	$ 1,288,000
Less: allowance for expected credit loss	(88,969)	(100,535)
Total	$ 125,441	$ 1,187,465